Form N-1A Supplement	Nov. 19, 2025
American Customer Satisfaction ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the
Summary Prospectus and Prospectus,
each dated January 28, 2025,
as previously supplemented

Important Notice Regarding Change in Investment Policy

The purpose of this supplement is to provide notice of a change to the 80% investment policy (the “80% policy”) for the American Customer Satisfaction ETF (the “Fund”), a series of Tidal Trust I (the “Trust”). The Board of Trustees of the Trust has approved the 80% policy change to ensure the Fund complies with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended. The 80% policy change, as set forth herein, will not result in any change in how the Fund is currently managed. The new 80% policy is consistent with the Fund’s current investment objective and principal investment strategies. The change in the Fund’s 80% policy will take effect on or about January 28, 2026.